Note 10 - Details of Selected Balance Sheet Accounts (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note To Financial Statement Details Textual
Inventory Write-down	$ 378	$ 517	$ 665
Depreciation Expense, Including Finance Lease, Right-of-Use Asset, Amortization	3,800	3,100	7,600
Tangible Asset Impairment Charges, Total	0	0	36,553
Amortization of Multi-client Library	22,299	39,541	48,988
Multi-client Data Library Impairment Charges	$ 1,167	$ 9,072	$ 0